CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Upon Initial Public Offering	Series A B C Preferred Stock	Series C Preferred Shares	Series A Preferred Shares	Series B Preferred Shares	Ordinary Shares	Ordinary Shares Series A B C Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Upon Initial Public Offering	Additional Paid-in Capital Series A B C Preferred Stock	Additional Paid-in Capital Series C Preferred Shares	Additional Paid-in Capital Series A Preferred Shares	Additional Paid-in Capital Series B Preferred Shares	Accumulated other comprehensive income/(loss)	Accumulated deficit	Accumulated deficit Series C Preferred Shares
Beginning Balance at Dec. 31, 2016	$ (102,210)						$ 2								$ (913)	$ (101,299)
Beginning Balance, Shares at Dec. 31, 2016							16,508,037
Share-based compensation	2,497								$ 2,497
Share-based compensation, Shares							455,166
Receipts of reserve amounts for vested incentive shares	55								55
Deemed dividend to Series C shareholders upon Initial Public Offering												$ 82,034					$ (82,034)
Conversion of Series A, B and C preferred shares upon Initial Public Offering			$ 141,121					$ 3			$ 141,118
Conversion of Series A, B and C preferred shares upon Initial Public Offering, Shares								36,239,470
Issuance of common shares upon Initial Public Offering	63,020						$ 1		63,019
Issuance of common shares upon Initial Public Offering, Shares							11,500,000
Initial Public Offering expense		$ (6,098)								$ (6,098)
Accretion on convertible redeemable preferred shares to redemption value				$ (2,232)	$ (96)	$ (540)						$ (518)	$ (96)	$ (540)			$ (1,714)
Foreign currency translation adjustments	170														170
Net loss	(36,649)															(36,649)
Ending Balance at Dec. 31, 2017	59,038						$ 6		281,471						(743)	(221,696)
Ending Balance, Shares at Dec. 31, 2017							64,702,673
Share-based compensation	2,417								2,417
Share-based compensation, Shares							1,056,537
Adoption ASC 606	5,047															5,047
Foreign currency translation adjustments	944														944
Net loss	(66,529)															(66,529)
Ending Balance at Dec. 31, 2018	917						$ 6		283,888						201	(283,178)
Ending Balance, Shares at Dec. 31, 2018							65,759,210
Share-based compensation	4,531						$ 1		4,530
Share-based compensation, Shares							6,246,170
Additional stock issuance to TRUE NORTH	8,000						$ 4		7,996
Additional stock issuance to TRUE NORTH,Shares							41,450,777
Foreign currency translation adjustments	1,526														1,526
Net loss	(9,901)															(9,901)
Ending Balance at Dec. 31, 2019	$ 5,073						$ 11		$ 296,414						$ 1,727	$ (293,079)
Ending Balance, Shares at Dec. 31, 2019							113,456,157